Annual Fund Operating Expenses - NVIT Amundi Multi Sector Bond Fund - Class I Shares	Apr. 30, 2021
Operating Expenses:
Management Fees	0.57%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.26%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.83%